Post-Employment and Other Non-current Employee Benefits - Balances of Liabilities for Post-Employment and Other Non-Current Employee Benefits (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	$ 1,654	$ 747	$ 912	$ 1,240
Post-employment and other non-current employee benefits	4,867	3,560
Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Vested benefit obligation	978	653
Non-vested benefit obligation	2,506	2,091
Accumulated benefit obligation	3,484	2,744
Excess of projected defined benefit obligation over accumulated benefit obligation	1,600	1,284
Defined benefit obligation	5,084	4,028
Pension plan funds at fair value	(1,429)	(1,303)
Net defined benefit liability	3,655	2,725
Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Vested benefit obligation	500	320
Non-vested benefit obligation	445	344
Accumulated benefit obligation	945	664
Excess of projected defined benefit obligation over accumulated benefit obligation	393	294
Defined benefit obligation	1,338	958
Pension plan funds at fair value	(126)	(123)
Net defined benefit liability	$ 1,212	$ 835